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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21160

                      Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY FUNDAMENTAL VALUE FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                                     VALUE
---------                                                                                ------------
            COMMON STOCKS (87.1%)
            Beverages: Non-Alcoholic (1.8%)
   37,550   Coca-Cola Co. (The)                                                          $  1,964,241
                                                                                         ------------
            Cable/Satellite TV (1.2%)
   46,402   Comcast Corp. (Class A)*                                                        1,304,824
                                                                                         ------------
            Chemicals: Major Diversified (3.2%)
   47,080   Bayer AG (ADR) (Germany)                                                        3,545,124
                                                                                         ------------
            Computer Communications (0.5%)
   18,300   Cisco Systems, Inc.*                                                              509,655
                                                                                         ------------
            Computer Processing Hardware (1.8%)
   43,000   Hewlett-Packard Co.                                                             1,918,660
                                                                                         ------------
            Discount Stores (1.8%)
   40,450   Wal-Mart Stores, Inc.                                                           1,946,050
                                                                                         ------------
            Electric Utilities (5.0%)
   31,180   Entergy Corp.                                                                   3,347,173
   33,500   FirstEnergy Corp.                                                               2,168,455
                                                                                         ------------
                                                                                            5,515,628
                                                                                         ------------
            Finance/Rental/Leasing (1.9%)
   33,570   Freddie Mac                                                                     2,037,699
                                                                                         ------------
            Financial Conglomerates (6.7%)
   62,680   Citigroup, Inc.                                                                 3,214,857
    4,794   Conseco Inc.*                                                                     100,147
   83,444   JPMorgan Chase & Co.                                                            4,042,862
                                                                                         ------------
                                                                                            7,357,866
                                                                                         ------------
            Food: Major Diversified (3.0%)
   43,450   Kraft Foods Inc. (Class A)                                                      1,531,613
   56,750   Unilever N.V. (NY Registered Shares) (Netherlands)                              1,760,385
                                                                                         ------------
                                                                                            3,291,998
                                                                                         ------------
            Food: Specialty/Candy (1.3%)
   26,950   Cadbury Schweppes PLC (ADR) (United Kingdom)                                    1,463,385
                                                                                         ------------
            Home Improvement Chains (1.9%)
   52,000   Home Depot, Inc. (The)                                                          2,046,200
                                                                                         ------------
            Household/Personal Care (1.5%)
   26,450   Procter & Gamble Co. (The)                                                      1,618,476
                                                                                         ------------
            Industrial Conglomerates (7.1%)
   76,340   General Electric Co.                                                            2,922,295
   17,500   Siemens AG (ADR) (Germany)                                                      2,503,550
   70,580   Tyco International Ltd. (Bermuda)                                               2,384,898
                                                                                         ------------
                                                                                            7,810,743
                                                                                         ------------
            Insurance Brokers/Services (2.7%)
   94,800   Marsh & McLennan Companies, Inc.                                                2,927,424
                                                                                         ------------
            Integrated Oil (4.6%)
   30,850   ConocoPhillips                                                                  2,421,725
   31,910   Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                          2,591,092
                                                                                         ------------
                                                                                            5,012,817
                                                                                         ------------
            Internet Software/Services (1.0%)
   41,270   Yahoo!, Inc.*                                                                   1,119,655
                                                                                         ------------
            Investment Banks/Brokers (5.8%)
   43,310   Merrill Lynch & Co., Inc.                                                       3,619,850
  134,000   Schwab (Charles) Corp. (The)                                                    2,749,680
                                                                                         ------------
                                                                                            6,369,530
                                                                                         ------------

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
            Major Telecommunications (3.6%)
   77,981   Sprint Nextel Corp.                                                             1,614,987
   57,260   Verizon Communications, Inc.                                                    2,357,394
                                                                                         ------------
                                                                                            3,972,381
                                                                                         ------------
            Managed Health Care (1.1%)
   23,100   CIGNA Corp.                                                                     1,206,282
                                                                                         ------------
            Media Conglomerates (5.1%)
  161,280   Time Warner, Inc.                                                               3,393,331
   52,800   Viacom, Inc. (Class B)*                                                         2,198,064
                                                                                         ------------
                                                                                            5,591,395
                                                                                         ------------
            Medical Specialties (0.7%)
   54,100   Boston Scientific Corp.*                                                          829,894
                                                                                         ------------
            Oil & Gas Production (1.4%)
   26,840   Occidental Petroleum Corp.                                                      1,553,499
                                                                                         ------------
            Oilfield Services/Equipment (1.6%)
   20,120   Schlumberger Ltd. (Netherlands Antilles)                                        1,708,993
                                                                                         ------------
            Pharmaceuticals: Major (11.8%)
   52,900   Abbott Laboratories                                                             2,832,795
   85,590   Bristol-Myers Squibb Co.                                                        2,701,220
   40,100   Lilly (Eli) & Co.                                                               2,240,788
   16,780   Roche Holdings Ltd. (ADR) (Switzerland)                                         1,491,323
  121,520   Schering-Plough Corp.                                                           3,699,069
                                                                                         ------------
                                                                                           12,965,195
                                                                                         ------------
            Precious Metals (1.1%)
   30,600   Newmont Mining Corp.                                                            1,195,236
                                                                                         ------------
            Property - Casualty Insurers (3.2%)
   43,359   St. Paul Travelers Companies, Inc. (The)                                        2,319,707
   14,700   XL Capital Ltd. (Class A) (Cayman Islands)                                      1,239,063
                                                                                         ------------
                                                                                            3,558,770
                                                                                         ------------
            Regional Banks (0.8%)
   22,900   Fifth Third Bancorp                                                               910,733
                                                                                         ------------
            Semiconductors (1.7%)
   31,300   Intel Corp.                                                                       743,688
   87,075   Micron Technology, Inc.*                                                        1,091,050
                                                                                         ------------
                                                                                            1,834,738
                                                                                         ------------
            Telecommunication Equipment (1.0%)
   78,300   Alcatel-Lucent (ADR) (France)*                                                  1,096,200
                                                                                         ------------
            Tobacco (1.2%)
   18,930   Altria Group, Inc.                                                              1,327,750
                                                                                         ------------
            TOTAL COMMON STOCKS
               (Cost $69,148,955)                                                          95,511,041
                                                                                         ------------

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE
---------                                                            ------   --------
            CONVERTIBLE BONDS (6.8%)
            Aerospace & Defense (0.4%)
$     360   L-3 Communications Corp.                                   3.00%  08/01/35        407,700
                                                                                         ------------
            Biotechnology (1.2%)
      500   Amgen Inc.                                                0.375   02/01/13        446,250
      500   Amgen Inc. - 144A*                                        0.375   02/01/13        446,250
      500   Invitrogen Corp.                                           1.50   02/15/24        461,875
                                                                                         ------------
                                                                                            1,354,375
                                                                                         ------------
            Computer Communications (0.6%)
      500   Juniper Networks, Inc.                                     0.00   06/15/08        647,500
                                                                                         ------------
            Electric Utilities (0.2%)
       62   PG&E Corp.                                                 9.50   06/30/10        203,205
                                                                                         ------------
            Electronic Equipment/Instruments (0.9%)

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
      500   JDS Uniphase Corp - 144A**                                 1.00   05/15/26        415,000
      600   JDS Uniphase Corp.                                         0.00   11/15/10        557,250
                                                                                         ------------
                                                                                              972,250
                                                                                         ------------
            Financial Conglomerates (0.2%)
      210   Conseco, Inc.                                              3.50   09/30/35        214,463
                                                                                         ------------
            Food Retail (0.2%)
      560   Supervalu, Inc.                                            0.00   11/02/31        249,900
                                                                                         ------------
            Hospital/Nursing Management (0.4%)
      282   Manor Care Inc. - 144A**                                  2.125   08/01/35        424,763
                                                                                         ------------
            Information Technology Services (0.3%)
      300   Level 3 Communications, Inc.                              2.875   07/15/10        328,125
                                                                                         ------------
            Investment Banks/Brokers (0.4%)
      500   Goldman Sachs Group Inc.                                   2.00   05/09/14        481,300
                                                                                         ------------
            Managed Health Care (0.1%)
      115   Amerigroup Corp.                                           2.00   05/15/12        101,488
                                                                                         ------------
            Medical Specialties (0.6%)
      252   Beckman Coulter - 144A**                                   2.50   12/15/36        268,380
      400   Medtronic, Inc. (Series B)                                 1.25   09/15/21        401,500
                                                                                         ------------
                                                                                              669,880
                                                                                         ------------
            Other Consumer Specialties (0.5%)
      415   Emc Corp - 144A**                                          1.75   12/01/11        526,013
                                                                                         ------------
            Packaged Software (0.3%)
      278   Symantec Corp. - 144A**                                    0.75   06/15/11        325,260
       18   Symantec Corp. - 144A**                                    1.00   06/15/13         21,218
                                                                                         ------------
                                                                                              346,478
                                                                                         ------------
            Semiconductors (0.2%)
      161   Intel Corp. - 144A*                                        2.95   12/15/35        154,359
       19   Intel Corp.                                                2.95   12/15/35         18,216
                                                                                         ------------
                                                                                              172,575
                                                                                         ------------
            Services to the Health Industry (0.4%)
      469   Omnicare, Inc. (Series OCR)                                3.25   12/15/35        394,546
                                                                                         ------------
            TOTAL CONVERTIBLE BONDS
               (Cost $7,048,069)                                                            7,494,561
                                                                                         ------------

NUMBER OF
  SHARES
---------
            CONVERTIBLE PREFERRED STOCKS (3.0%)
            Electric Utilities (2.0%)
   56,500   Centerpoint Energy Inc. $1.165                                                  2,149,260
                                                                                         ------------
            Motor Vehicles (0.4%)
   10,600   Ford Cap Trust II $3.25                                                           408,100
                                                                                         ------------
            Services to the Health Industry (0.2%)
      250   HealthSouth Corp. $65.00 - 144A**                                                 231,344
                                                                                         ------------
            Telecommunication Equipment (0.5%)
      500   Lucent Technologies Capital Trust I $77.50                                        514,955
                                                                                         ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $2,608,138)                                                            3,303,659
                                                                                         ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (A) (2.5%)
            Investment Company
$   2,722   Morgan Stanley Institutional Liquidity Fund -
            Money Market Portfolio
               (Cost $2,722,145)                                                            2,722,145
                                                                                         ------------

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
            TOTAL INVESTMENTS
               (Cost $81,527,307)(b)                                            99.4%     109,031,406
            OTHER ASSETS IN EXCESS OF LIABILITIES                                0.6          638,169
                                                                               -----     ------------
            NET ASSETS                                                         100.0%    $109,669,575
                                                                               =====     ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $1,996, for the period ended June 30, 2007.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,127,597 and the aggregate gross unrealized depreciation is $623,498, resulting in net unrealized appreciation of $27,504,099.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 09, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 09, 2007


/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
August 09, 2007


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